Consolidated Statements of Financial Position - CAD ($)	Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 1,712,978		$ 4,588,057		$ 1,110,889
Trade and other receivables	2,877,363	[1]	14,566,975	[1]	12,312,814
Current portion of prepaid expenses and other assets	2,497,798		2,355,350		1,326,319
Current portion of long-term receivables	201,331		397,060		445,213
Total current assets	7,289,470		21,907,442		15,195,235
Non-current assets
Prepaid expenses and other assets	156,350		622,577		1,011,847
Long-term receivables	6,171		343,371		2,091,059
Right-of-use assets	4,741,194		916,028		3,660,717
Property and equipment	743,586		649,403		506,387
Intangible assets	11,397,381		20,585,833		27,766,839
Goodwill	27,274,668		27,081,795		27,086,727
Total non-current assets	44,319,350		50,199,007		62,123,576
Total assets	51,608,820		72,106,449		77,318,811
Current liabilities
Bank indebtedness	3,393,082		3,460,109		976,779
Trade payables and accrued liabilities	13,006,686		12,421,309		12,924,256
Deferred revenue	1,989,830		2,811,408		1,771,120
Current portion of loans and borrowings	6,325,780		12,447,939		3,431,251
Current portion of convertible debentures	23,457,500		22,185,170		0
Warrant liabilities	840,518		8,880,038		710,924
Current portion of lease liabilities	542,836		410,674		835,472
Current portion of other liabilities			0		6,003,838
Current portion of business acquisition payable	1,093,021		1,398,972		1,594,297
Total current liabilities	50,649,253		64,015,619		28,247,937
Non-current liabilities
Convertible debentures	89,315		110,540		19,534,988
Lease liabilities	6,940,728		634,798		3,109,604
Loans and borrowings	20,556,562		767,662		9,721,049
Deferred income tax liabilities	441,845		2,291,057		4,168,905
Other liabilities			0		232,577
Business acquisition payable			0		845,232
Total liabilities	78,677,703		67,819,676		65,860,292
EQUITY (DEFICIT)
Share capital	118,370,996		118,195,363		83,120,611
Contributed surplus	11,852,727		11,040,751		8,518,476
Accumulative other comprehensive income	(2,256,567)		1,227,269		1,435,384
Deficit	(155,036,039)		(128,671,898)		(83,909,198)
Total shareholders' equity (deficit)	(27,068,883)		1,791,485		9,165,273
Non-controlling interest	0		2,495,288		2,293,246
Total equity (deficit)	(27,068,883)		4,286,773		11,458,519
Total liabilities and equity	$ 51,608,820		$ 72,106,449		$ 77,318,811

[1]	See Note 15 for the impact of the deconsolidation of a subsidiary.